SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19. SHARE-BASED COMPENSATION

2010 Performance Incentive Plan

On April 1, 2010, the Company adopted the 2010 Performance Incentive Plan (“2010 Plan”) under which the Company reserved 2,627,730 options to purchase common shares for the issuance of incentive awards to employees. On December 21, 2010, the Company increased the maximum number of options available to 4,300,730. All of the Company’s outstanding options are granted to employees and are equity-classified. These options vest over three to five years of an employee’s continuous service starting from the grant date (the only condition to vesting at present is service) and have a contractual term of five years.

The Company granted 300,000 options on April 1, 2013 under the 2010 Plan with an exercise price of US$3.11. On August 26, 2014, the Company amended and restated the 2010 Plan whereby the maximum aggregate number of shares issuable under the 2010 Plan increased from 4,300,730 shares to 6,698,470 shares. On the same day, the Company granted 450,000 restricted shares to employees, of which one-quarter vested immediately, and the remaining vest over a period of three years from the date of grant. Additionally, the Company also granted 1,300,000 options to employees with an exercise price of US$7.00, which vest over a period of four years from the date of the grant. No options and restricted shares were granted under the 2010 Plan in the year ended December 31, 2015.

On August 28, 2015, the directors of the Company’s Compensation Committee approved an option modification to extend the contractual term of all outstanding share options granted to employees and a director (excluding the Company’s Founder) under the 2010 Plan on August 31, 2010 by one year. The modified options, totally amounting to 1,588,648 options, are all vested. Other terms of the option grants remain unchanged. The modification resulted in total incremental compensation cost of RMB76,552, all of which was recorded in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2015.

On December 26, 2015, the directors of the Company’s Compensation Committee approved an option modification to extend the contractual term of all outstanding share options granted to an employee, the Founder, under the 2010 Plan on December 31, 2010 by one year. The modified options, totally amounting to 1,673,000 options, are all vested. Other terms of the option grants remain unchanged. The modification resulted in total incremental compensation cost of RMB831,958, all of which was recorded in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2015.

Share options

The following table summarizes the Company’s option activities under the 2010 Plan for the years ended December 31, 2013, 2014 and 2015:

	Number of Options	Weighted Average Exercise Price (US$)	Weighted Average Contractual Term	Aggregate Intrinsic Value (US$)	Weighted Average Grant-date Fair Value (US$)
Options outstanding at January 1, 2013	4,085,950	2.59	3.03	5,692,776	1.12
Granted	300,000	3.11			1.72
Cancelled and forfeited	(423,300)	2.29

Options outstanding at December 31, 2013	3,962,650	2.66	2.19	4,564,417	1.14

Granted	1,300,000	7.00			3.26
Cancelled and forfeited	(125,750)	2.46

Options outstanding at December 31, 2014	5,136,900	3.76	1.95	5,425,522	1.66

Exercised	(138,700)	2.20			0.98
Cancelled and forfeited	(98,200)	6.86

Options outstanding at December 31, 2015	4,900,000	3.74	1.59	13,356,070	1.65

Vested and expected to vest at December 31, 2015	4,805,131	3.68	1.55	13,355,507
Vested and exercisable December 31, 2015	3,848,750	3.01	1.09	12,873,201

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the market value of the underlying stock at each reporting date. As no market value of underlying stock was available before the Company’s IPO, the aggregate intrinsic value prior to the IPO was calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock. The total intrinsic value of options exercised at exercise date during the year ended December 31, 2015 was RMB2,577,855.

The grant date fair value of each option is calculated using a binomial option pricing model by the Company. The fair value of each option grant under the 2010 Plan was estimated on the date of grant with the following assumptions:

	For the Years Ended December 31,
	2013	2014
Risk-free rate	0.77%	2.39%
Option term	5 years	5 years
Volatility	45%	44%
Dividend yield	0.00%	0.00%
Exercise multiple	2/2.5	2/2.5
Expected forfeiture rate (post-vesting)	0%/10%*	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture patterns.

The Company estimated the expected volatility based on the annualized standard deviation of the daily return embedded in historical share prices, considering share prices of the comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ for a period comparable to the expected term. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its common shares in the foreseeable future. Estimated forfeiture rates are determined based on historical employee turnover rates.

Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally three to five years from the date of grant. The Company recognized share-based compensation expenses of RMB6,206,213, RMB6,162,573 and RMB7,666,182 for share options granted under the 2010 Plan in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2013, 2014 and 2015, respectively. The expenses of 2015 include the impacts of the aforementioned option term modifications in August and December 2015.

As of December 31, 2015, there was RMB16,352,854 in total unrecognized compensation expense, adjusted for estimated forfeitures, related to unvested share options, which is expected to be recognized over a weighted-average period of 2.62 years. The unrecognized compensation expense may be adjusted for future changes in estimated forfeitures.

Restricted shares

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2014 and 2015 is presented below:

Unvested Restricted Shares	Number of Restricted Shares	Weighted Average Grant-date Fair Value (US$)
Unvested at January 1, 2014	—	—
Granted	450,000	6.99
Vested	(112,500)	6.99

Unvested at December 31, 2014	337,500	6.99

Vested	(112,500)	6.99

Unvested at December 31, 2015	225,000	6.99

Expected to vest at December 31, 2015	225,000	6.99

The total fair value of restricted shares vested at vesting date during the years ended December 31, 2014 and 2015 was US$786,375 and US$537,750, respectively.

Share-based compensation expense for restricted shares is recorded on a straight-line basis over the requisite service period, which is three years from the date of the grant. The Company recognized share-based compensation expense for restricted shares of RMB6,518,568 and RMB4,894,683 in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2014 and 2015, respectively.

As of December 31, 2015, there was RMB8,436,060 in total unrecognized compensation expense, adjusted for estimated forfeitures, related to unvested restricted shares, which is expected to be recognized over a weighted-average period of 1.66 years. The unrecognized compensation expense may be adjusted for future changes in estimated forfeitures.

2014 Performance Incentive Plan

In October 2014, the Company adopted the 2014 Performance Incentive Plan (“2014 Plan”), which became effective immediately after the completion of the Company’s initial public offering in November 2014. Under the 2014 Plan, the Company is authorized to initially reserve a maximum of 4,000,000 common shares, provided that the shares reserved shall automatically increase on January 1 of each year during the term of the 2014 Plan, commencing on January 1, 2015, by an amount equal to the lesser of (i) one percent (1%) of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, (ii) 1,000,000 common shares or (iii) such number of common shares as may be determined by the Company’s board of directors.

There were no option grants in 2014. On May 15, 2015, the Company granted 525,000 share options to the Company’s employees and directors at an exercise price of US $5.35 per share with contractual term of 10 years from the grant date and a graded vesting period of four years. 25% of the granted options vest on each of the first, second, third and fourth anniversaries of the grant date.

A rollforward of activity in the 2014 Plan follows.

		Weighted			Weighted
		Average	Weighted Average	Aggregate	Average Grant-date
	Number of	Exercise Price	Remaining	Intrinsic	Fair value
	Options	(US$)	Contractual Term	Value (US$)	(US$)
Options outstanding at January 1, 2015	—	—	—	—	—
Granted	525,000	5.35			2.86
Cancelled and forfeited	(16,000)	5.35

Options outstanding at December 31, 2015	509,000	5.35	9.38	481,005

Vested and expected to vest at December 31, 2015	464,763	5.35	9.31	439,201
Vested and exercisable December 31, 2015	—	—

The grant date fair value of each option is calculated using a binomial option pricing model by the Company. The fair value of each option grant under the 2014 Plan was estimated on the date of grant with the following assumptions:

For the Year Ended December 31, 2015
Risk-free rate	2.14%
Option term	10 years
Volatility	55%
Dividend yield	0.00%
Exercise multiple	2/2.5
Expected forfeiture rate (post-vesting)	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture pattern.

The Company estimated the expected volatility based on the weighted-average annualized standard deviation of the daily return embedded in historical share prices, considering share prices of the Company and comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its common shares in the foreseeable future. Estimated forfeiture rates are determined based on historical employee turnover rates.

Sharebased compensation expense for options is recorded on a straightline basis over the requisite service period, which is four years from the date of grant. The Company recognized sharebased compensation expense of RMB1,422,381 in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2015.

As of December 31, 2015, there was RMB7,232,403 in total unrecognized compensation expense related to share options, which is expected to be recognized over a weightedaverage period of 3.37 years.